Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	Intchains Group Limited
Entity Central Index Key	0001895597
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Shell Company	false
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Interactive Data Current	No
Entity File Number	001-41500
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o Building 16, Lane 999
Entity Address, Address Line Two	Xinyuan South Road, Lin-Gang Special Area
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201306
Entity Address, Country	CN
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Entity Common Stock, Shares Outstanding	120,020,962
Document Financial Statement Error Correction [Flag]	false
Auditor Name	MaloneBailey, LLP
Auditor Firm ID	206
Auditor Location	Texas
Entity Ex Transition Period	false
Amendment Description	Intchains Group Limited (the “Company”) is filing this Amendment No. 1 on Form 20-F/A (the “Amendment”) to its Annual Report on Form 20-F for the fiscal year ended December 31, 2024, which was originally filed on April 30, 2025 (the “Original Filing”) for the purpose of correcting the date on the Mazars USA LLP’s Report of Independent Registered Public Accounting Firm, as appeared on page F-3 and Exhibit 15.3 of the of the Original Filing. As required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the certifications required by Rule 13a-14(a) under the Exchange Act are also being filed as exhibits to this Amendment. Other than as required to reflect the amendment made to the cover page, this Amendment does not, and does not purport to, amend, update or restate any other information in the Original Filing, or reflect any events that have occurred after the filing of the Original Filing. This Amendment should be read in conjunction with the Original Filing, which continues to speak as of the date of the Original Filing.
Class A Ordinary Shares [Member]
Document Information [Line Items]
No Trading Symbol Flag	true
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.000001 per share
Security Exchange Name	NASDAQ
American Depositary Share [Member]
Document Information [Line Items]
Trading Symbol	ICG
Title of 12(b) Security	American Depositary Shares, each representing two Class A ordinary shares, par value $0.000001 per share
Security Exchange Name	NASDAQ
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	c/o Building 16, Lane 999
Entity Address, Address Line Two	Xinyuan South Road, Lin-Gang Special Area
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	201306
Entity Address, Country	CN
City Area Code	86
Local Phone Number	021 5896 1080
Contact Personnel Name	Chaowei Yan